INTANGIBLE ASSETS, NET - Amortization, impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Amortization expenses for intangible assets	$ 1,121	$ 1,150	$ 1,112
Impairment of intangible assets	$ 3,505	$ 0	$ 0